Employee Benefits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Employee Benefits
12.	Employee Benefits
The Controlling Company and certain subsidiaries’ defined benefit plans provide a lump-sum
payment to an employee based on final salary rates and length of service at the time the employee leaves the Controlling Company or certain subsidiaries.
The defined benefit plans expose the Group to actuarial risks, such as the risk associated with expected periods of service, interest rate risk, market (investment) risk, and others.

(a)	Net defined benefit liabilities (defined benefit plan assets) recognized as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2020
Present value of partially funded defined benefit obligations	~~W~~	1,481,339	1,397,542
Fair value of plan assets		(1,607,253)	(1,621,041)

	~~W~~	(125,914)	(223,499)

Defined benefit liabilities, net	~~W~~	1,338	1,498
Defined benefit plan assets, net	~~W~~	127,252	224,997

(b)	Changes in the present value of the defined benefit obligations for the years ended December 31, 2019 and 2020 are as follows:

(In millions of won)
	2019		2020
Defined benefit obligations at January 1	~~W~~	1,595,423	1,481,339
Current service cost		194,469	163,652
Past service cost		(32,006)	—
Interest cost		42,360	35,614
Remeasurements (before tax)		(137,464)	(155,700)
Benefit payments		(95,675)	(124,701)
Curtailment of plans		(80,470)	—
Net transfers from (to) related parties		(5,349)	(2,645)
Others		51	(17)

Defined benefit obligations at December 31	~~W~~	1,481,339	1,397,542

Weighted average remaining maturity of defined benefit obligations as of December 31, 2019 and 2020 are 15.12 years and 15.06 years, respectively.

(c)	Changes in fair value of plan assets for the years ended December 31, 2019 and 2020 are as follows:

(In millions of won)
	2019		2020
Fair value of plan assets at January 1	~~W~~	1,550,063	1,607,253
Expected return on plan assets		41,826	38,597
Remeasurements (before tax)		(8,824)	(7,264)
Contributions by employer directly to plan assets		186,641	101,462
Benefit payments		(82,266)	(119,007)
Net transfers from (to) related parties		280	—
Curtailment of plans		(80,467)	—

Fair value of plan assets at December 31	~~W~~	1,607,253	1,621,041

(d)	Plan assets as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2020
Guaranteed deposits in banks	~~W~~	1,607,253	1,621,041
As of December 31, 2020, the Group maintains the plan assets primarily with Mirae Asset Daewoo Co., Ltd., KB Insurance Co., Ltd. and others.

(e)	Expenses recognized in profit or loss for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Current service cost	~~W~~	204,668	194,469	163,652
Past service cost		(25,749)	(32,006)	—
Net interest cost		961	534	(2,983)

	~~W~~	179,880	162,997	160,669

Expenses are recognized in the consolidated statements of comprehensive income (loss) as follows:

(In millions of won)
	2018		2019	2020
Cost of sales	~~W~~	134,879	119,147	122,369
Selling expenses		11,045	10,600	8,505
Administrative expenses		19,472	18,360	17,875
Research and development expenses		14,484	14,890	11,920

	~~W~~	179,880	162,997	160,669

(f)	Remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)	2018		2019	2020
Balance at January 1	~~W~~	(170,510)	(165,969)	(72,326)
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		56,225	43,644	36,769
Demographic assumptions		(15,379)	(19,952)	(2,584)
Financial assumptions		(12,961)	113,772	121,515
Return on plan assets		(22,195)	(8,824)	(7,264)
Group’s share of associates regarding remeasurements		20	238	39

	~~W~~	5,710	128,878	148,475

Income tax	~~W~~	(1,169)	(35,235)	(38,032)

Balance at December 31	~~W~~	(165,969)	(72,326)	38,117

(g)	Principal actuarial assumptions as of December 31, 2019 and 2020 (expressed as weighted averages) are as follows:

	2019	2020
Expected rate of salary increase	3.4%	2.9%
Discount rate for defined benefit obligations	2.4%	2.6%
Assumptions regarding future mortality are based on published statistics and mortality tables. The current mortality underlying the values of the liabilities in the defined benefit plans are as follows:

		December 31, 2019	December 31, 2020
Teens	Males	0.00%	0.00%
	Females	0.00%	0.00%
Twenties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Thirties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Forties	Males	0.02%	0.02%
	Females	0.01%	0.01%
Fifties	Males	0.04%	0.04%
	Females	0.02%	0.02%

(h)	Reasonably possible changes to respective relevant actuarial assumptions would have affected the defined benefit obligations by the following amounts as of December 31, 2020:

(In millions of won)	Defined benefit obligations
	1% increase		1% decrease
Discount rate for defined benefit obligations	~~W~~	(182,556)	221,953
Expected rate of salary increase		218,924	(183,720)